Restructuring - Restructuring Rollforward (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 0	$ 0
Resource Rationalizations 2018
Restructuring Reserve [Roll Forward]
Restructuring charges				$ 12,490,000
Provision, beginning balance	1,637,000	6,419,000	$ 6,419,000
Utilization	(616,000)		(4,782,000)	(6,071,000)
Provision, ending balance	1,021,000		1,637,000	6,419,000
Resource Rationalizations 2018 | Workforce Reduction
Restructuring Reserve [Roll Forward]
Restructuring charges				9,684,000
Provision, beginning balance	731,000	4,285,000	4,285,000
Utilization	(430,000)		(3,554,000)	(5,399,000)
Provision, ending balance	301,000		731,000	4,285,000
Resource Rationalizations 2018 | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring charges				2,806,000
Provision, beginning balance	906,000	$ 2,134,000	2,134,000
Utilization	(186,000)		(1,228,000)	(672,000)
Provision, ending balance	$ 720,000		$ 906,000	$ 2,134,000